Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000015101 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000015101 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000015103 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000015103 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000015105 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000015105 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000015111 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000015111 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000015111 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000123979 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000123979 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123979 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000015115 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000015115 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000015115 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000015126 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000015126 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000015128 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000015128 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202060 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000202060 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000015130 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000015130 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000015158 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000015158 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000015158 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171404 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000171404 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171404 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015162 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000015162 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000015162 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015168 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000015168 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015168 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000199174 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000199174 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000199174 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015172 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000015172 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015172 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015173 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000015173 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000015175 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000015175 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000171405 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000171405 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000015177 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000015177 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000015208 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000015208 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000015210 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000015210 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000123980 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000123980 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000015212 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000015212 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%